REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

	Security Description	Shares	Fair Value
96.51%	COMMON STOCKS
46.79%	DIVERSIFIED
	Capital & Counties Properties PLC	1,501,400	$3,093,805
	CapitaLand Ltd.	1,710,000	3,428,662
	Henderson Land Development Company Limited	410,000	1,562,726
	Hulic Co., Ltd.	316,700	3,234,007
	Merlin Properties SOCIMI, S.A.	364,800	2,764,063
	NEXTDC Ltd.	479,094	2,628,563
	Shurgard Self Storage SA	96,180	2,864,078
	SUNeVision Holdings Ltd.	3,949,000	2,297,233
	Swire Pacific Ltd.	365,000	373,342
	Swire Properties Ltd.	945,200	2,657,796
	The Wharf (Holdings) Ltd.	1,112,300	1,971,288
	Wheelock & Co. Ltd.	679,000	4,633,049
			31,508,612
25.55%	MULTI-FAMILY/HOUSING
	Aedas Homes S.A.U.	172,900	3,337,102
	ADO Properties S.A.	90,821	2,063,431
	Boardwalk Real Estate Investment Trust	128,900	2,098,415
	Glenveagh Properties PLC	4,829,400	2,596,595
	Grainger PLC	1,242,900	4,001,486
	Irish Residential Properties REIT PLC	2,309,500	3,107,522
			17,204,551
21.53%	OFFICE/INDUSTRIAL
	BR Properties S.A.	1,120,700	1,975,638
	CA Immobilien Anlagen AG	41,000	1,388,221
	Corporacion Inmobiliaria Vesta SAB	2,334,900	2,699,813
	Derwent London PLC	81,800	3,322,395
	National Storage REIT	2,982,430	2,898,413
	VIB Vermoegen AG	88,100	2,215,374
			14,499,854
2.64%	RETAIL
	Shopping Centres Australasia Property Group	1,273,200	1,777,687
2.66%	SELF STORAGE
	Big Yellow Group PLC	143,509	1,789,629
99.17%	TOTAL COMMON STOCKS		66,780,333
0.04%	MONEY MARKET FUNDS
	Money Market Fiduciary 0.0685%**	26,972	26,972
99.21%	NET INVESTMENTS IN SECURITIES		66,807,305
0.79%	Other assets, net of liabilities		532,365
100.00%	NET ASSETS		$67,339,670

*Non-income producing

**Effective 7 day yield as of March 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$66,780,333	$-	$-	$66,780,333
Money Market Funds	26,972	-	-	26,972
Net Investments in Securities	$66,807,305	$-	$-	$66,807,305

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2020.

At March 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $81,049,507 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,973,065
Gross unrealized depreciation	(16,215,267)
Net unrealized depreciation	$(14,242,202)